Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	91 Months Ended	114 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000023137
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morgan Stanley Pathway Large Cap Equity ETF
Average Annual Return, Percent	12.42%	10.46%			9.74%
C000023141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morgan Stanley Pathway Small-Mid Cap Equity ETF
Average Annual Return, Percent	5.54%	7.13%			5.31%
C000023143
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Average Annual Return, Percent	9.33%	7.96%			4.96%
C000023144
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Emerging Markets Equity Fund
Average Annual Return, Percent	13.29%	2.07%			3.57%
C000023145
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
Average Annual Return, Percent	0.99%	(3.07%)			(0.56%)
C000023146
Average Annual Return [Line Items]
Line Graph and Table Measure Name	High Yield Fund
Average Annual Return, Percent	5.72%	2.16%			1.93%
C000023147
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Fixed Income Fund
Average Annual Return, Percent	1.70%	(2.13%)			(0.05%)
C000023138
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Municipal Bond Fund
Average Annual Return, Percent	(2.90%)	(2.09%)			(0.75%)
C000164312
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Inflation-Linked Fixed Income Fund
Average Annual Return, Percent	3.21%	(0.92%)		0.67%
C000164313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Ultra-Short Term Fixed Income Fund
Average Annual Return, Percent	3.15%	1.04%		0.36%
C000196891
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alternative Strategies Fund
Average Annual Return, Percent	1.26%	2.20%	1.17%
Without Sales Load [Member] | C000023137
Average Annual Return [Line Items]
Average Annual Return, Percent	14.69%	12.80%			12.29%
Without Sales Load [Member] | C000023141
Average Annual Return [Line Items]
Average Annual Return, Percent	7.67%	9.41%			7.77%
Without Sales Load [Member] | C000023143
Average Annual Return [Line Items]
Average Annual Return, Percent	11.53%	10.25%			7.40%
Without Sales Load [Member] | C000023144
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%	4.24%			5.98%
Without Sales Load [Member] | C000023145
Average Annual Return [Line Items]
Average Annual Return, Percent	3.03%	(1.01%)			1.75%
Without Sales Load [Member] | C000023146
Average Annual Return [Line Items]
Average Annual Return, Percent	7.86%	4.33%			4.31%
Without Sales Load [Member] | C000023147
Average Annual Return [Line Items]
Average Annual Return, Percent	3.75%	(0.05%)			2.27%
Without Sales Load [Member] | C000023138
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.94%)	(0.01%)			1.56%
Without Sales Load [Member] | C000164312
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	1.19%		3.01%
Without Sales Load [Member] | C000164313
Average Annual Return [Line Items]
Average Annual Return, Percent	5.23%	3.19%		2.69%
Without Sales Load [Member] | C000196891
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%	4.37%	3.46%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%	14.11%			13.98%
MSCI EAFE® Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%	10.15%			7.40%
MSCI Emerging Markets Index (Net)
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%	5.21%			6.92%
Bloomberg U.S. Aggregate Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Bloomberg U.S. Universal Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%	(0.17%)			2.19%
FTSE Non-U.S. WGBI (USD) - Hedged
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%	(0.45%)			2.01%
Bloomberg U.S. Municipal Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%	0.40%			2.18%
Bloomberg U.S. Aggregate Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(0.68%)		1.66%
Bloomberg U.S. Aggregate Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.14%	(0.68%)		1.66%
Bloomberg U.S. Universal Bond™ Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.72%	(0.17%)	1.99%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.24%	14.34%			14.33%
Russell 2500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.04%	11.15%			9.84%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%	5.16%			5.80%
Bloomberg U.S. TIPS Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.89%	1.26%		2.98%
FTSE 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.69%	3.03%		2.19%
HFRX Global Hedge Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	3.28%	2.41%